ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I	12 Months Ended
Dec. 31, 2020
ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I
ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I

360 DIGITECH, INC.

ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I

Under PRC regulations, foreign-invested companies in China may pay dividends only out of their accumulated profits, if any, determined in accordance with PRC accounting standards and regulations. The Company’s PRC subsidiaries and VIEs are required to set aside at least 10% of their respective accumulated profits each year, if any, to fund general reserve funds unless such reserve funds have reached 50% of its respective registered capital. These reserves are not distributable in the form of cash dividends to the Company. In addition, the share capital of the Company’s PRC subsidiaries and VIEs are considered restricted due to restrictions on the distribution of share capital.

The following Schedule I has been provided pursuant to the requirements of Rules 12-04(a) and 5-04(c) of Regulation S-X, which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited combined and consolidated financial statements have been presented as the restricted net assets of the Company’s PRC subsidiaries and VIEs which may not be transferred to the Company in the forms of loans, advances or cash dividends without the consent of PRC government authorities as of December 31, 2020, was more than 25% of the Company’s combined and consolidated net assets as of December 31, 2020.

CONDENSED BALANCE SHEETS

(Amounts in thousands of Renminbi (“RMB”) and U.S. dollars (“USD”))

	2019	2020	2020
	RMB	RMB	USD
			(Note 2)
ASSETS
Cash and cash equivalents	6,905	19,560	2,998
Amount due from subsidiaries	1,659,444	1,632,772	250,233
Investments in subsidiaries and VIEs	5,566,790	7,940,533	1,216,940
TOTAL ASSETS	7,233,139	9,592,865	1,470,171
LIABILITIES AND EQUITY
LIABILITIES
Accrued expenses and other current liabilities	5,582	2,751	422
Amount due to subsidiaries	14,115	27,973	4,287
Short term loans	—	81,563	12,500
TOTAL LIABILITIES	19,697	112,287	17,209
EQUITY
Ordinary shares ($0.00001 par value; 5,000,000,000 shares authorized, 302,707,339 shares issued and 293,420,800 shares outstanding as of December 31, 2019, and 309,833,035 shares issued and 304,453,780 shares outstanding as of December 31, 2020, respectively)	20	21	3
Additional paid-in capital	5,117,184	5,417,406	830,254
Retained earnings	2,071,332	4,137,542	634,106
Other comprehensive income (loss)	24,906	(74,391)	(11,401)
TOTAL EQUITY	7,213,442	9,480,578	1,452,962
TOTAL LIABILITIES AND EQUITY	7,233,139	9,592,865	1,470,171

360 DIGITECH, INC.

ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I

CONDENSED STATEMENTS OF OPERATIONS

(Amounts in thousands of Renminbi (“RMB”) and U.S. dollars (“USD”))

	Year ended	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,	December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	USD
				(Note 2)
Operating costs and expenses	(10,367)	(12,922)	(16,453)	(2,522)
Interest income (loss)	187	712	(2,349)	(360)
Foreign exchange losses	(11,518)	(491)	(376)	(58)
Other income, net	—	453	15,148	2,322
Net loss before taxes and income from equity in subsidiaries and VIEs	(21,698)	(12,248)	(4,030)	(618)
Equity in earnings of subsidiaries and VIEs	1,215,009	2,513,843	3,500,636	536,496
Net income before taxes	1,193,311	2,501,595	3,496,606	535,878
Income tax expenses	—	—	—	—
Net income attributable to shareholders of the Company	1,193,311	2,501,595	3,496,606	535,878
Deemed dividend	(3,097,733)	—	—	—
Net (loss) income attributable to ordinary shareholders of the Company	(1,904,422)	2,501,595	3,496,606	535,878

360 DIGITECH, INC.

ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I

CONDENSED STATEMENTS OF COMPREHENSIVE INCOME OR LOSS

(Amounts in thousands of Renminbi (“RMB”) and U.S. dollars (“USD”))

	Year ended	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,	December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	USD
				(Note 2)
Net income attributable to shareholders of the Company	1,193,311	2,501,595	3,496,606	535,878
Other comprehensive income, net of tax of nil:
Foreign currency translation adjustment	3,683	21,223	(99,297)	(15,218)
Other comprehensive income (loss)	3,683	21,223	(99,297)	(15,218)
Total comprehensive income	1,196,994	2,522,818	3,397,309	520,660
Deemed dividend	(3,097,733)	—	—	—
Comprehensive (loss) income attributable to ordinary shareholders	(1,900,739)	2,522,818	3,397,309	520,660

360 DIGITECH, INC.

ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I

CONDENSED STATEMENTS OF CASH FLOWS

(Amounts in thousands of Renminbi (“RMB”) and U.S. dollars (“USD”))

	Year ended	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,	December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	USD
				(Note 2)
Cash Flows from Operating Activities:
Net income attributable to shareholders of the Company	1,193,311	2,501,595	3,496,606	535,878
Adjustments to reconcile net income to net cash used in operating activities:
Equity in earnings of subsidiaries and VIEs	(1,215,009)	(2,513,843)	(3,500,636)	(536,496)
Changes in operating assets and liabilities
Accrued expenses and other current liabilities	8,559	(3,070)	(2,625)	(402)
Amounts due from subsidiaries	(1,346,627)	(276,960)	(65,801)	(10,084)
Net cash used in operating activities	(1,359,766)	(292,278)	(72,456)	(11,104)
Cash Flows from Investing Activities:
Investments in subsidiaries	—	(35,652)	—	—
Net cash used in Investing Activities	—	(35,652)	—	—
Cash Flows from Financing Activities:
Proceeds from issuance of ordinary share upon IPO	327,236	—	—	—
Payment of IPO costs	(12,100)	(3,080)	—	—
Proceeds from short-term loans	1,393,812	—	86,305	13,227
Net cash (used in) provided by financing activities	1,708,948	(3,080)	86,305	13,227
Effect of foreign exchange rate changes	(13,028)	1,761	(1,194)	(183)
Net (decrease) increase in cash and cash equivalents	336,154	(329,249)	12,655	1,940
Cash, cash equivalents, and restricted cash, beginning of year	—	336,154	6,905	1,058
Cash, cash equivalents, and restricted cash, end of year	336,154	6,905	19,560	2,998

Notes to condensed financial statements

1.	360 DigiTech, Inc. was founded in April 2018 in Cayman Islands. The condensed full year result of the Company has been prepared assuming the Reorganization (see Note 1 in the combined and consolidated financial statements) was in effect from January 1, 2018.
2.	The condensed financial statements of 360 DigiTech, Inc. have been prepared using the same accounting policies as set out in the combined and consolidated financial statements except that the equity method has been used to account for investments in subsidiaries and VIEs. Such investment in subsidiaries and VIEs are presented on the balance sheets as interests in subsidiaries and VIEs and the profit of the subsidiaries and VIEs is presented as equity in earnings of subsidiaries and VIEs on the statement of operations.
3.	As of December 31, 2019 and 2020, there were no material contingencies, significant provisions of long-term obligations of the Company, except for those which have been separately disclosed in the consolidated financial statements.
4.	Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. The footnote disclosure certain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the accompanying Combined and Consolidated Financial Statements.